Label		Element	Value
DREYFUS LIQUID ASSETS, INC
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.  To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term dollar-denominated debt securities, including:  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper and other short-term corporate obligations of U.S. issuers, including those with floating or variable rates of interest; and obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.  Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.  Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00.  The following are the principal risks that could reduce the fund's income level and/or share price:

•
Interest rate risk.  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates.  A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

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Credit risk.  Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall.  Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default.  The credit quality and prices of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

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Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.  Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

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Regulatory risk.  The Securities and Exchange Commission has adopted amendments to the rules governing money market funds that may change the way that the fund, and similar money market funds, operate.  Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as "institutional prime" type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price.  In addition, as of October 14, 2016, all prime money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of the fund's Weekly Liquid Assets falling below certain minimums as defined in amended Rule 2a-7.  The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the fund by April 14, 2016.  As a result of the amendments, additional expenses may be incurred by the fund.

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Banking industry risk.  The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

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Government securities risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

•	Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

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Foreign investment risk.  The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

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Municipal securities risk.  The amount of public information available about municipal securities is generally less than that for corporate equities or bonds.  Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities.  Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows changes in the performance of the fund's Class 1 shares, which are offered in a separate prospectus, from year to year.  The table shows the average annual total returns of the fund's Class 1 shares over time.  On April 15, 2005, the fund's shares were classified into Class 1 shares and Class 2 shares.  The performance figures in the bar chart and table represent the performance of the fund for periods prior to April 15, 2005, before its shares were classified into two classes, and the performance of the fund's Class 1 shares thereafter.

The fund's past performance is not necessarily an indication of how the fund will perform in the future.  More recent performance information may be available at .

Since the fund's Class Z shares are new, past performance information is not available for Class Z shares as of the date of this prospectus.  Class Z shares would have had substantially similar annual returns as Class 1 shares because each share class is invested in the same portfolio of securities and the annual returns would have differed only to the extent that the classes do not have the same expenses.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class 1
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best Quarter Q4, 2006: 1.19% Worst Quarter Q4, 2014: 0.00%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart shows changes in the performance of the fund's Class 1 shares, which are offered in a separate prospectus, from year to year.
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.19%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock	For the fund's current yield, call toll-free 1-800-DREYFUS (inside the U.S. only).
Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/14
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	1-800-DREYFUS
DREYFUS LIQUID ASSETS, INC | Class Z
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.50%
Other expenses (including shareholder services fees)	[1]	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,225
DREYFUS LIQUID ASSETS, INC | DREYFUS LIQUID ASSETS - Class 1
Risk/Return:		rr_RiskReturnAbstract
Annual Return 2005		rr_AnnualReturn2005	2.62%
Annual Return 2006		rr_AnnualReturn2006	4.45%
Annual Return 2007		rr_AnnualReturn2007	4.76%
Annual Return 2008		rr_AnnualReturn2008	2.58%
Annual Return 2009		rr_AnnualReturn2009	0.14%
Annual Return 2010		rr_AnnualReturn2010	none
Annual Return 2011		rr_AnnualReturn2011	none
Annual Return 2012		rr_AnnualReturn2012	none
Annual Return 2013		rr_AnnualReturn2013	none
Annual Return 2014		rr_AnnualReturn2014	none
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	none
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	1.44%

[1]	Based on estimated amounts for the current fiscal year.